UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Central Square Management LLC

Address:   27475 Ferry Road
           Warrenville, IL  60555


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kelly Cardwell
Title:  Managing Member
Phone:  630-717-2725

Signature,  Place,  and  Date  of  Signing:

/s/ Kelly Cardwell                 Warrenville, IL                    2/9/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      119,866
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           Kelly Cardwell
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ATP OIL & GAS CORP           COM            00208J108      697    40,000     PUT  DEFINED    1           40,000      0    0
BELO CORP                    COM SER A      080555105   16,139 2,279,502 SH       DEFINED    1        2,279,502      0    0
CBS CORP NEW                 CL B           124857202   11,247   590,400 SH       DEFINED    1          590,400      0    0
CHINA CERAMICS CO LTD        SHS            G2113X100      592    75,610 SH       DEFINED    1           75,610      0    0
CONCURRENT COMPUTER CORP NEW COM PAR $.01   206710402      482    95,258 SH       DEFINED    1           95,258      0    0
CONSOLIDATED GRAPHICS INC    COM            209341106    2,491    51,436 SH       DEFINED    1           51,436      0    0
CREE INC                     COM            225447101    1,318    20,000     PUT  DEFINED    1           20,000      0    0
FISHER COMMUNICATIONS INC    COM            337756209    2,251   103,241 SH       DEFINED    1          103,241      0    0
FRONTIER OIL CORP            COM            35914P105    3,859   214,253 SH       DEFINED    1          214,253      0    0
GSI COMMERCE INC             COM            36238G102    1,017    43,800     PUT  DEFINED    1           43,800      0    0
HARVARD BIOSCIENCE INC       COM            416906105    7,811 1,914,342 SH       DEFINED    1        1,914,342      0    0
INFOSPACE INC                COM PAR $.0001 45678T300    8,299   999,851 SH       DEFINED    1          999,851      0    0
LIN TV CORP                  CL A           532774106    2,993   564,718 SH       DEFINED    1          564,718      0    0
MICROSOFT CORP               COM            594918104   16,322   584,800     CALL DEFINED    1          584,800      0    0
MICROSOFT CORP               COM            594918104   19,494   698,443 SH       DEFINED    1          698,443      0    0
NEXSTAR BROADCASTING GROUP I CL A           65336K103    1,362   227,320 SH       DEFINED    1          227,320      0    0
NOVELL INC                   COM            670006105    6,569 1,109,646 SH       DEFINED    1        1,109,646      0    0
NU HORIZONS ELECTRS CORP     COM            669908105      619    88,660 SH       DEFINED    1           88,660      0    0
ORBIT INTL CORP              COM NEW        685559304       77    20,388 SH       DEFINED    1           20,388      0    0
PLANAR SYS INC               COM            726900103    1,338   646,451 SH       DEFINED    1          646,451      0    0
SOUNDBITE COMMUNICATIONS INC COM            836091108    5,919   211,384 SH       DEFINED    1          211,384      0    0
TANDY LEATHER FACTORY INC    COM            87538X105    2,901   614,535 SH       DEFINED    1          614,535      0    0
TECHTARGET INC               COM            87874R100      220    27,730 SH       DEFINED    1           27,730      0    0
WESTERN UN CO                COM            959802109    5,849   314,944 SH       DEFINED    1          314,944      0    0


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